Basic and Diluted Net Loss Per Share (Details) - Schedule of Computation of Diluted Net Loss Per Share - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Computation of diluted net loss per share	29,395,579	27,234,182	25,349,049
Convertible preferred shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Computation of diluted net loss per share			13,739,186
Outstanding share options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Computation of diluted net loss per share	10,520,774	8,237,794	6,046,769
RSU [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Computation of diluted net loss per share	813,268	924,867	1,031,250
Warrant to Preferred A shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Computation of diluted net loss per share			3,880,777
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Computation of diluted net loss per share	18,061,537	18,071,521	651,067